Note 03 - Income Taxes (Table)	12 Months Ended
Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income Tax Expense [Table Text Block]

	Year ended December 31,
	2010	2009	2008
Income before income taxes and minority interest:
Brazil	24,107	20,770	28,080
International	1,724	1,291	(1,088)

	25,831	22,061	26,992

Tax expense at statutory rates- (34%)	(8,783)	(7,501)	(9,177)
Adjustments to derive effective tax rate:
Non-deductible postretirement and health-benefits	(206)	(148)	(254)
Change in valuation allowance	(106)	(98)	(1,004)
Foreign income subject to different tax rates	339	556	25
Tax incentive (1)	131	167	219
Equity	104	114	(7)
Tax benefit from interest on shareholders'equity (see Note 16 (f))	1,991	1,331	995
Technological Innovations	157	134	162
Goodwill Impairment (see Note 17 (a))	-	-	(76)
Other	17	207	(142)

Income taxes expenses per consolidated statement of income	(6,356)	(5,238)	(9,259)

(1) On May 10, 2007, the Brazilian Federal Revenue Office recognized Petrobras' right to deduct certain tax incentives from income tax payable, covering the tax years from 2006 thru 2015. During the year ended December 31, 2010, Petrobras recognized a tax benefit in the amount of US$131 (US$167 on December 31, 2009 and US$219 on December 31, 2008) primarily related to these incentives in the Northeast, within the region covered by the Northeast Development Agency (ADENE), granting a 75% reduction in income tax payable, calculated on the profits of the exploration of the incentive activities, which have been accounted for under the flow through method.

Domestic and international income taxes benefits (expenses) attributable to income from continuing operations [Table Text Block]

	Year ended December 31,
	2010	2009	2008

Brazil:
Current	(3,156)	(3,987)	(6,583)
Deferred	(2,887)	(932)	(2,463)

	(6,043)	(4,919)	(9,046)

International:
Current	(240)	(391)	(321)
Deferred	(73)	72	108

	(313)	(319)	(213)

Income taxes expenses	(6,356)	(5,238)	(9,259)

Major components of the deferred income taxes accounts [Table Text Block]

	As of December 31,
	2010	2009

Current assets	540	669
Valuation allowance	(5)	(8)
Current liabilities	(1)	(15)

Net current deferred tax assets	534	646

Non-current assets
Employees' postretirement benefits, net of Accumulated postretirements benefit reserves adjustments	1,458	879
Tax loss carryforwards	2,364	2,194
Other temporary differences, not significant individually	801	1,091
Valuation allowance	(1,803)	(1,691)

	2,820	2,473

Non-current liabilities
Capitalized exploration and development costs	(11,292)	(8,912)
Property, plant and equipment	(1,597)	(1,609)
Exchange variation	(1,390)	(995)
Other temporary differences, not significant individually	(928)	(526)

	(15,207)	(12,042)

Net non-current deferred tax liabilities	(12,387)	(9,569)

Non-current deferred tax assets	317	275

Non-current deferred tax liabilities	(12,704)	(9,844)

Net deferred tax liability	(11,853)	(8,923)

Net change in valuation allowance [Table Text Block]

	Year ended December 31,
	2010	2009	2008

Balance at January 1,	(1,699)	(1,614)	(667)
Additions	(146)	(185)	(1,071)
Reductions allocated to income tax expense	40	88	67
Cumulative translation adjustments	(3)	12	57

Balance at December 31,	(1,808)	(1,699)	(1,614)

Current valuation allowance	(5)	(8)	(5)
Long term valuation allowance	(1,803)	(1,691)	(1,609)